Note 23 - Parent Company Only Financial Information (Details) - Condensed Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents (deposits in Bank)	$ 48,263	$ 42,607	$ 64,940	$ 79,799	$ 36,407
TOTAL	515,751	530,395		579,046
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stockholders’ equity	70,996	69,660		68,893	36,120
TOTAL	515,751	530,395		579,046
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents (deposits in Bank)		1,494		2,773
Investment in Bank		68,197		65,901
Other assets				221
TOTAL		69,691		68,895
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued expenses and other liabilities		31		2
Stockholders’ equity		69,660		68,893
TOTAL		$ 69,691		$ 68,895